Subsequent events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent events	Subsequent events Subsequent events were evaluated up to April 9, 2015, which is the issuance date of this Annual Report 2014. There are no subsequent events to report.